Loans and allowance for credit losses (Tables)	12 Months Ended
Oct. 31, 2021
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Loans by geography and portfolio net of allowance
Loans by geography and portfolio net of allowance

	As at October 31, 2021

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$354,169	$23,423	$2,740	$380,332	$(416)	$379,916
Personal	78,232	11,794	3,415	93,441	(973)	92,468
Credit cards (3)	17,235	384	203	17,822	(852)	16,970
Small business (4), (5)	12,003	–	–	12,003	(168)	11,835
Wholesale (2), (5)	88,083	86,028	43,955	218,066	(1,680)	216,386
Total loans	$549,722	$121,629	$50,313	$721,664	$(4,089)	$717,575
Undrawn loan commitments – Retail	240,242	3,713	1,989	245,944	(136)
Undrawn loan commitments – Wholesale	107,070	189,177	75,331	371,578	(105)

	As at October 31, 2020

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$319,287	$20,331	$2,979	$342,597	$(515)	$342,082
Personal	79,778	9,050	3,183	92,011	(1,185)	90,826
Credit cards (3)	17,060	340	226	17,626	(1,211)	16,415
Small business (4)	5,742	–	–	5,742	(123)	5,619
Wholesale (2), (6), (7)	87,785	85,941	34,929	208,655	(2,605)	206,050
Total loans	$509,652	$115,662	$41,317	$666,631	$(5,639)	$660,992
Undrawn loan commitments – Retail	226,439	4,314	1,628	232,381	(176)
Undrawn loan commitments – Wholesale (7)	109,900	183,847	67,280	361,027	(187)

(1)	Excludes allowance for loans measured at FVOCI of $14 million (October 31, 2020 – $6 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Commencing Q2 2021, certain loans are now classified as Retail – Small business and were previously classified as Wholesale, reflecting an alignment with capital measurement and reporting.
(6)	Includes small business exposure managed on an individual client basis.
(7)	A mounts by geography have been revised from those previously presented.

Loans maturity and rate sensitivity
Loans maturity and rate sensitivity

	As at October 31, 2021
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail (3)	$249,363	$222,408	$31,827	$503,598	$166,910	$329,185	$7,503	$503,598
Wholesale (3)	174,345	33,882	9,839	218,066	36,143	179,588	2,335	218,066
Total loans	$423,708	$256,290	$41,666	$721,664	$203,053	$508,773	$9,838	$721,664
Allowance for loan losses				(4,089)				(4,089)
Total loans net of allowance for loan losses				$717,575				$717,575

	As at October 31, 2020
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$213,946	$218,342	$25,688	$457,976	$129,870	$322,122	$5,984	$457,976
Wholesale	160,031	37,346	11,278	208,655	34,686	171,171	2,798	208,655
Total loans	$373,977	$255,688	$36,966	$666,631	$164,556	$493,293	$8,782	$666,631
Allowance for loan losses				(5,639)				(5,639)
Total loans net of allowance for loan losses				$660,992				$660,992

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.
(3)	Commencing Q2 2021, certain loans are now classified as Retail – Small business and were previously classified as Wholesale, reflecting an alignment with capital measurement and reporting.

Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the year ended
	October 31, 2021					October 31, 2020

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$518	$(43)	$(27)	$(32)	$416	$402	$190	$(34)	$(40)	$518
Personal	1,309	23	(247)	(6)	1,079	935	801	(411)	(16)	1,309
Credit cards	1,246	(72)	(297)	(2)	875	832	900	(484)	(2)	1,246
Small business	140	12	(23)	48	177	61	117	(31)	(7)	140
Wholesale	2,795	(560)	(200)	(238)	1,797	1,165	2,140	(380)	(130)	2,795
Customers’ liability under acceptances	107	(32)	–	–	75	24	83	–	–	107
	$6,115	$(672)	$(794)	$(230)	$4,419	$3,419	$4,231	$(1,340)	$(195)	$6,115
Presented as:
Allowance for loan losses	$5,639				$4,089	$3,100				$5,639
Other liabilities – Provisions	363				241	295				363
Customers’ liability under acceptances	107				75	24				107
Other components of equity	6				14	–				6

(1)	Loans
written-off
are generally subject to continued collection efforts for a period of time following write-off.
The contractual amount outstanding on loans
written-off
during the year ended October 31, 2021 that are no longer subject to enforcement activity was $93 million (October 31, 2020 – $193 million).

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the year ended
	October 31, 2021				October 31, 2020
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$206	$160	$152	$518	$146	$77	$179	$402
Provision for credit losses
Model changes	(6)	(5)	–	(11)	–	–	–	–
Transfers to stage 1	205	(182)	(23)	–	221	(186)	(35)	–
Transfers to stage 2	(14)	18	(4)	–	(35)	42	(7)	–
Transfers to stage 3	(2)	(44)	46	–	(3)	(33)	36	–
Originations	113	–	–	113	76	–	–	76
Maturities	(30)	(24)	–	(54)	(16)	(15)	–	(31)
Changes in risk, parameters and exposures	(284)	178	15	(91)	(180)	291	34	145
Write-offs	–	–	(37)	(37)	–	–	(44)	(44)
Recoveries	–	–	10	10	–	–	10	10
Exchange rate and other	(2)	(9)	(21)	(32)	(3)	(16)	(21)	(40)
Balance at end of period	$186	$92	$138	$416	$206	$160	$152	$518

Personal
Balance at beginning of period	$480	$733	$96	$1,309	$272	$520	$143	$935
Provision for credit losses
Model changes	(1)	–	–	(1)	–	–	–	–
Transfers to stage 1	710	(706)	(4)	–	494	(487)	(7)	–
Transfers to stage 2	(97)	97	–	–	(107)	109	(2)	–
Transfers to stage 3	(3)	(58)	61	–	(3)	(64)	67	–
Originations	128	–	–	128	118	–	–	118
Maturities	(96)	(130)	–	(226)	(49)	(97)	–	(146)
Changes in risk, parameters and exposures	(697)	633	186	122	(245)	756	318	829
Write-offs	–	–	(387)	(387)	–	–	(545)	(545)
Recoveries	–	–	140	140	–	–	134	134
Exchange rate and other	(2)	–	(4)	(6)	–	(4)	(12)	(16)
Balance at end of period	$422	$569	$88	$1,079	$480	$733	$96	$1,309

Credit cards
Balance at beginning of period	$364	$882	$–	$1,246	$173	$659	$–	$832
Provision for credit losses
Transfers to stage 1	723	(723)	–	–	470	(470)	–	–
Transfers to stage 2	(105)	105	–	–	(98)	98	–	–
Transfers to stage 3	(4)	(309)	313	–	(2)	(372)	374	–
Originations	6	–	–	6	7	–	–	7
Maturities	(7)	(31)	–	(38)	(8)	(29)	–	(37)
Changes in risk, parameters and exposures	(742)	719	(17)	(40)	(177)	997	110	930
Write-offs	–	–	(460)	(460)	–	–	(617)	(617)
Recoveries	–	–	163	163	–	–	133	133
Exchange rate and other	(2)	(1)	1	(2)	(1)	(1)	–	(2)
Balance at end of period	$233	$642	$–	$875	$364	$882	$–	$1,246

Small business
Balance at beginning of period	$78	$29	$33	$140	$29	$10	$22	$61
Provision for credit losses
Model changes	3	1	–	4	–	–	–	–
Transfers to stage 1	57	(57)	–	–	12	(12)	–	–
Transfers to stage 2	(11)	11	–	–	(11)	11	–	–
Transfers to stage 3	(1)	(2)	3	–	–	(2)	2	–
Originations	36	–	–	36	20	–	–	20
Maturities	(21)	(22)	–	(43)	(7)	(6)	–	(13)
Changes in risk, parameters and exposures	(77)	64	28	15	35	28	47	110
Write-offs	–	–	(32)	(32)	–	–	(38)	(38)
Recoveries	–	–	9	9	–	–	7	7
Exchange rate and other	24	31	(7)	48	–	–	(7)	(7)
Balance at end of period	$88	$55	$34	$177	$78	$29	$33	$140

Wholesale
Balance at beginning of period	$995	$1,132	$668	$2,795	$281	$396	$488	$1,165
Provision for credit losses
Model changes	1	24	–	25	–	–	–	–
Transfers to stage 1	581	(576)	(5)	–	154	(149)	(5)	–
Transfers to stage 2	(132)	161	(29)	–	(200)	221	(21)	–
Transfers to stage 3	(4)	(60)	64	–	(14)	(116)	130	–
Originations	601	–	–	601	860	–	–	860
Maturities	(488)	(500)	–	(988)	(479)	(301)	–	(780)
Changes in risk, parameters and exposures	(931)	689	44	(198)	410	1,091	559	2,060
Write-offs	–	–	(253)	(253)	–	–	(437)	(437)
Recoveries	–	–	53	53	–	–	57	57
Exchange rate and other	(57)	(76)	(105)	(238)	(17)	(10)	(103)	(130)
Balance at end of period	$566	$794	$437	$1,797	$995	$1,132	$668	$2,795

Impact of Staging on ACL
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in stage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2021			October 31, 2020

	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$ 2,521	$ 1,125	$ 3,646	$ 4,028	$ 1,031	$ 5,059

(1)	Represents loans and commitments in stage 1 and stage 2.

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2021				October 31, 2020

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$310,334	$1,507	$–	$311,841	$270,396	$2,848	$–	$273,244
Medium risk	15,152	2,051	–	17,203	15,230	3,307	–	18,537
High risk	3,343	634	–	3,977	4,346	1,467	–	5,813
Not rated (2)	45,512	913	–	46,425	43,176	936	–	44,112
Impaired	–	–	645	645	–	–	638	638
	374,341	5,105	645	380,091	333,148	8,558	638	342,344
Items not subject to impairment (3)				241				253
Total				$380,332				$342,597
Loans outstanding – Personal
Low risk	$72,267	$698	$–	$72,965	$71,245	$1,084	$–	$72,329
Medium risk	4,974	4,551	–	9,525	3,974	5,415	–	9,389
High risk	687	1,045	–	1,732	817	1,416	–	2,233
Not rated (2)	8,934	88	–	9,022	7,704	144	–	7,848
Impaired	–	–	197	197	–	–	212	212
Total	$86,862	$6,382	$197	$93,441	$83,740	$8,059	$212	$92,011
Loans outstanding – Credit cards
Low risk	$12,864	$24	$–	$12,888	$11,824	$63	$–	$11,887
Medium risk	1,646	1,645	–	3,291	1,596	2,360	–	3,956
High risk	136	937	–	1,073	132	1,105	–	1,237
Not rated (2)	527	43	–	570	490	56	–	546
Total	$15,173	$2,649	$–	$17,822	$14,042	$3,584	$–	$17,626
Loans outstanding –Small business (4)
Low risk	$8,609	$274	$–	$8,883	$2,034	$172	$–	$2,206
Medium risk	1,583	979	–	2,562	1,976	1,143	–	3,119
High risk	227	218	–	445	126	192	–	318
Not rated (2)	4	–	–	4	9	–	–	9
Impaired	–	–	109	109	–	–	90	90
Total	$10,423	$1,471	$109	$12,003	$4,145	$1,507	$90	$5,742
Undrawn loan commitments – Retail
Low risk	$229,516	$574	$–	$230,090	$214,176	$887	$–	$215,063
Medium risk	9,475	133	–	9,608	10,402	291	–	10,693
High risk	1,205	97	–	1,302	1,141	129	–	1,270
Not rated (2)	4,854	90	–	4,944	5,238	117	–	5,355
Total	$245,050	$894	$–	$245,944	$230,957	$1,424	$–	$232,381
Wholesale – Loans outstanding (4)
Investment grade	$62,975	$226	$–	$63,201	$50,998	$328	$–	$51,326
Non-investment grade	117,396	15,146	–	132,542	112,434	26,575	–	139,009
Not rated (2)	9,339	430	–	9,769	7,093	432	–	7,525
Impaired	–	–	1,357	1,357	–	–	2,235	2,235
	189,710	15,802	1,357	206,869	170,525	27,335	2,235	200,095
Items not subject to impairment (3)				11,197				8,560
Total				$218,066				$208,655
Undrawn loan commitments – Wholesale
Investment grade	$246,539	$1,122	$–	$247,661	$242,244	$1,022	$–	$243,266
Non-investment grade	108,063	12,377	–	120,440	92,262	21,581	–	113,843
Not rated (2)	3,476	1	–	3,477	3,918	–	–	3,918
Total	$358,078	$13,500	$–	$371,578	$338,424	$22,603	$–	$361,027

(1)	As at October 31, 2021, 86% of credit-impaired loans were either fully or partially collateralized (October 31, 2020 – 90%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.
(4)	Commencing Q2 2021, certain loans are now classified as Retail – Small business and were previously classified as Wholesale, reflecting an alignment with capital measurement and reporting.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	October 31, 2021			October 31, 2020

(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,105	$137	$1,242	$1,013	$129	$1,142
Wholesale	1,230	–	1,230	574	13	587
	$2,335	$137	$2,472	$1,587	$142	$1,729

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Loans in our payment deferral programs established to help clients manage through the challenges of the
COVID-19
pandemic have been
re-aged
to current and are not aged further during the deferral period. Subsequent to the payment deferral period, loans will commence re-aging
from current. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.